Income and mining taxes - Deferred income tax (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEFERRED TAX LIABILITIES
Deferred tax liabilities	$ (53.5)	$ (48.3)
Deferred tax assets and liabilities
Deferred income tax liabilities, net	(53.5)	(48.3)	$ (56.3)
Canada
DEFERRED TAX ASSETS
Deferred tax assets	319.7	255.3
DEFERRED TAX LIABILITIES
Deferred tax liabilities	(53.5)	(48.3)
Unrecognized deferred tax asset	(319.7)	(255.3)
Deferred tax assets and liabilities
Deferred income tax liabilities, net	(53.5)	(48.3)
Canada | Capital losses
DEFERRED TAX ASSETS
Deferred tax assets	19.3	18.4
Canada | Property, plant and equipment and Mining interests
DEFERRED TAX ASSETS
Deferred tax assets	44.6	122.7
Canada | Tax credits
DEFERRED TAX ASSETS
Deferred tax assets	51.3	49.9
Canada | Ontario Mining Tax
DEFERRED TAX ASSETS
Deferred tax assets	58.5	45.4
Canada | Other
DEFERRED TAX ASSETS
Deferred tax assets	146.0	18.9
Canada | British Columbia Mining Tax
DEFERRED TAX LIABILITIES
Deferred tax liabilities	$ (53.5)	$ (48.3)